Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pensions
Fund assets at fair value	£ 37,598	£ 57,787	£ 57,249	£ 51,925	£ 48,752
Present value of fund liabilities	(27,601)	(46,808)	(48,864)	(44,115)	(39,607)
Net surplus	9,997	10,979	8,385	£ 7,810	£ 9,145
Net assets of schemes in surplus	318	602
Net liabilities of schemes in deficit	(98)	(114)
Retirement benefit liability	(220)	(488)	(602)
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ 9,777	£ 10,491	£ 7,783